Basic and Diluted Net Loss per Common Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Basic and Diluted Net Loss per Common Share
Summary of Computation of Basic and Diluted Net Loss per Share

	For the Three Months Ended		For the Nine Months Ended
	September 30,		September 30,
	2021	2020	2021	2020
Numerator
Net loss	$(1,696,898)	$(3,300,363)	$(800,734)	$(15,147,953)
Denominator
Weighted-average common shares for basic net loss per share	9,826,599	3,434,551	9,794,267	3,434,551

Basic and diluted net loss per common share	$(0.17)	$(0.96)	$(0.08)	$(4.41)

	For the Years Ended
	December 31,
	2020	2019
Numerator
Net (loss) income	$(20,585,925)	$(32,511,300)
Denominator
Weighted-average common shares for basic and diluted net loss per unit	5,340,682	2,460,026

Basic and diluted net loss per common share	$(3.85)	$(13.22)

Summary of Computation of Basic and Diluted Net Loss per Share

	For the Three Months Ended		For the Nine Months Ended
	September 30,		September 30,
	2021	2020	2021	2020
Stock Options	1,213,301	—	1,213,301	—
Warrants	4,405,182	21,139	4,405,182	21,139
Total	5,621,263	21,139	5,621,263	21,139

	For the Years Ended
	December 31,
	2020	2019
Stock Options	574,331	—
Warrants	4,407,962	127,396
Total	4,982,293	127,396